Trade and Other Payables - Disclosure of Movement in the Liability for Annual Leave (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	R 848	R 794
Benefits paid	(897)	(838)
Total expense per income statement	966	907
Translation gain	(13)	(15)
Balance at end of year	904	848
Disclosure Of Non-Financial Assets And Liabilities [Line Items]
Leave liabilities	R 904	R 848